UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:
        This Amendment (check only one.):
        [ ] is a restatement.
        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cardinal Investment Sub I, L.P.
Address:  201 Main Street, Suite 1440
          Fort Worth, Texas  76102

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jack A. Muhlbeier
Title:    Vice President of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

        /s/ Jack A. Muhlbeier   Fort Worth, Texas      February 14, 2008

Report Type (Check only one.):

[ ]   13F HOLDINGS REPORT.

[X]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
                        Cardinal Fund I, L.P.